PACIFIC FUNDS

ROBIN S. YONIS
Vice President and
General Counsel
Law Department
Office: (949) 219-6767
Fax: (949) 219-3706
Email: Robin.Yonis@PacificLife.com

December 21, 2004

VIA EDGAR
Mr. Dominic Minore, Senior Counsel
U.S. Securities and Exchange Commission
450 Fifth Street, N.W., Mail Stop 0505
Washington, D.C. 20549

Re:	Pacific Funds (333-61366, 811-10385)

Dear Mr. Minore:

On behalf of Pacific Funds (the “Fund”) attached for electronic filing is Post-Effective Amendment (“PEA”) No. 36 to the Fund’s Registration Statement on Form N-1A, with exhibits, which is filed in reliance on Rule 485(b) under the Securities Act of 1933, as amended, and the undersigned represents that it contains no disclosures that would render it ineligible to become effective under Rule 485(b). This PEA is filed for purposes of responding to staff comments to PEA No. 34 and to update certain financial information. As the facing sheet indicates, this PEA is scheduled to become effective on December 31, 2004.

This letter responds to the comments that you provided over the telephone on November 22, 2004, in connection with your review of PEA No. 34 to the Fund’s Registration Statement. PEA No. 34 was filed pursuant to Rule 485(a) on September 30, 2004. Page numbers provided below refer to the prospectus and Statement of Additional Information pages as reflected in this filing. A summary of the comments and responses follow:

1.	Comment. Please provide Tandy representation.

Response. On behalf of the Fund, I represent that the disclosure in this filing is the responsibility of the Fund and acknowledge that staff comment or changes in response to staff comment in the disclosure in the registration statement may not be asserted as a defense in any proceeding which may be brought by any person with respect to this matter.

Dominic Minore
December 21, 2004

2.	Comment. With respect to the PF Lazard Mid-Cap Value Fund, the capitalization floor seems below what most consider mid-cap. Please confirm what is considered mid-cap and confirm what defines mid-cap of the Russell Midcap Index.

Response. We have confirmed the capitalization range with each applicable mid cap manager and have updated the disclosure accordingly — see pages 25 and 32.

3.	Comment. Please confirm supplementally that each manager has provided a representation as stated in the “About the Comparable Account Presentations” section.

Response. Each manager shown in the performance of comparable accounts section has represented, if applicable, that excluding or omitting any substantially similar account from the composites, individually or in the aggregate, would not cause the performance presentation to differ materially from a presentation that does include them.

4.	Comment. Some of the related performance composites’ names are the same as the applicable fund, which seems confusing. Can these names be changed?

Response. The disclosure has been amended accordingly — see pages 51-55.

5.	Comment. Please adjust composite information and applicable footnote to reflect use of “actual” or “highest” advisory fees and operating expenses charged to the accounts in the composite.

Response. The disclosure has been amended accordingly — see pages 51-55.

6.	Comment. Please state in the SAI the maximum amount in which a fund could invest in the securities described for that particular fund within the SAI. If the maximum is material, the information should be reflected in the prospectus.

Response. Pursuant to Item 2(b) of Form N-1A, the Fund’s principal investment strategies (including the type or types of securities in which the Fund invests or will invest principally) are disclosed in the prospectus. Additional information about investment securities and techniques that are used or may be used by the Fund are included in the SAI. In addition, in accordance with Item 11(b) of Form N-1A, investments in certain types of securities that are not principal strategies of the Fund are disclosed in the SAI. In certain cases, where specific percentage restrictions apply to such investments, those percentages are disclosed. However, not all strategies of the Fund are subject to specific percentage limitations. We are not aware of any requirement in Form N-1A that specific percentage limitations must be applied to all investment strategies and techniques.

7.	Comment. Please carve out REITs from the 15% tax disclosure in the SAI.

Response. The disclosure has been amended accordingly — see page 87.

Dominic Minore
December 21, 2004

8.	Comment. When investing in proprietary funds, fund of funds should look through to the underlying funds with respect to concentration.

Response. We are not aware of any authority that suggests that concentration should be treated any differently than diversification under the Investment Company Act. Both represent methods of communicating to an investor the risk of degree of exposure — exposure to a single issuer in the case of diversification, and exposure to an industry in the case of concentration. Section 5(b)(1) of the 1940 Act treats the security of another investment company as if it is automatically diversified – on par with a government security. We suggest that concentration should be treated in the same fashion, so that the Portfolio Optimization funds (fund-of-funds) would not need to look through to the underlying funds. Further, each Portfolio Optimization fund has adopted a fundamental policy that the concentration limit for the Portfolio Optimization funds does not apply to securities of other investment companies, thereby equating for these funds the concentration policy with the treatment of diversification under the 1940 Act. Please note that the Portfolio Optimization funds have been in effect since December 31, 2004, and their concentration policy, as reflected in the Fund’s SAI, was previously reviewed by the staff during the initial registration period, and this comment was not given at that time. In addition, as shown by the Portfolio Optimization funds’ investment mix of underlying funds, there is no intent to manage any of these funds with a concentration in a particular industry, so that considerations of public policy do not warrant differentiating a concentration policy from the policy on diversification one year after these funds have become effective. Finally, as a practical matter, it would be very difficult to administer a “look through” rule. Although Pacific Life is the investment adviser to the Fund generally, each underlying fund in which the Portfolio Optimization funds invest, other than the money market fund, is sub-advised. Because of these sub-advisory relationships, any possible “look through” would be extremely difficult to coordinate with the many different managers.

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No fees are required in connection with this filing. Please call me at the above number with any questions or comments regarding the attached.

Sincerely,

/s/ Robin S. Yonis

cc. Douglas P. Dick, Esq., Dechert LLP (w/attachment)